Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2013	December 31, 2012
VAT and other tax credits	2,512	1,429
Insurance claims receivable, net	918	1,497
Deferred insurance premiums	1,345	1,635
Prepaid charter-in hire	4	112
Advances to suppliers	631	550
Other	3,375	3,746

Total prepaid expenses and other current assets	$ 8,785	$ 8,969

See Note 2(f) for insurance claims receivable.